Restructuring and Related Activities	3 Months Ended
Mar. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure
Note 14. Restructuring costs
In August 2024, the Company announced cost savings initiatives (the “Restructuring Plan”) that includes a global workforce reduction. As a result of this restructuring plan, the Company expects $40 million of aggregate annualized cost savings. The Company substantially completed the implementation of this initiative by the end of 2024.
During the three months ended March 31, 2025 the Company recorded the following activity related to the 2024 Restructuring Plan in accrued expenses and other current liabilities on the balance sheet (in thousands):

Three Months Ended March 31, 2025
(U.S. $ in thousands)
Accrued expenses and other current liabilities as of January 1, 2025	$3,859
Restructuring charges and exchange rate impact	386
Cash payments	(704)
Accrued expenses and other current liabilities as of March 31, 2025	$3,541
During the three months ended March 31, 2025 the Company recognized the following restructuring charges, which were expensed as follows (in thousands):

Three Months Ended March 31, 2025
(U.S. $ in thousands)
Research and development, net	$256
Selling, general and administrative	20
Interest and other (expense) income, net	110
Total restructuring charges	$386